Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of Property, Plant and Equipment
The changes in cost and accumulated depreciation and impairment losses are as follows:
(Cost)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Balance as of April 1, 2021	1,345,037	4,999,206	12,753,951	6,203,721	675,875	25,977,791

Additions	9,106	88,543	481,916	2,293,189	629,786	3,502,541
Sales or disposal	(8,901)	(57,743)	(540,775)	(2,334,129)	(3,639)	(2,945,187)
Reclassification from construction in progress	2,310	105,581	630,896	449	(739,235)	—
Foreign currency translation adjustments	15,008	138,047	642,984	594,933	30,756	1,421,728
Other	(769)	10,985	13,390	23,065	(28,014)	18,657

Balance as of March 31, 2022	1,361,791	5,284,620	13,982,362	6,781,229	565,528	27,975,530

Additions	14,990	75,098	433,393	1,916,239	934,847	3,374,566
Sales or disposal	(14,680)	(76,482)	(599,825)	(2,516,466)	(13,684)	(3,221,137)
Reclassification from construction in progress	50,494	88,625	480,805	167	(620,091)	—
Foreign currency translation adjustments	10,458	67,274	437,649	524,175	13,503	1,053,058
Other	3,317	25,676	62,235	69,083	(33,236)	127,075

Balance as of March 31, 2023	1,426,370	5,464,811	14,796,619	6,774,427	846,866	29,309,093

(Accumulated depreciation and impairment losses)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Balance as of April 1, 2021	(4,497)	(3,189,737)	(10,005,275)	(1,366,916)	(213)	(14,566,638)

Depreciation	—	(121,431)	(788,685)	(817,171)	—	(1,727,287)
Impairment losses	—	(2,527)	(5,177)	—	—	(7,705)
Sales or disposal	30	48,646	507,396	799,186	—	1,355,259
Foreign currency translation adjustments	(351)	(79,026)	(461,159)	(115,693)	(24)	(656,252)
Other	(1,562)	(31,522)	(10,054)	(3,073)	(55)	(46,266)

Balance as of March 31, 2022	(6,379)	(3,375,598)	(10,762,953)	(1,503,668)	(292)	(15,648,890)

Depreciation	—	(148,981)	(921,037)	(856,921)	—	(1,926,939)
Impairment losses	(393)	(10,517)	(17,358)	—	(2,846)	(31,114)
Sales or disposal	150	63,448	559,467	860,708	—	1,483,773
Foreign currency translation adjustments	(178)	(39,793)	(334,617)	(96,936)	(2)	(471,526)
Other	(513)	(17,746)	(53,167)	(8,928)	(71)	(80,423)

Balance as of March 31, 2023	(7,313)	(3,529,186)	(11,529,666)	(1,605,744)	(3,210)	(16,675,119)

Disclosure of Vehicles and Equipment on Operating Leases
Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2022	2023
Vehicles	6,766,590	6,759,024
Equipment	14,639	15,403

	6,781,229	6,774,427
Less - Accumulated depreciation	(1,503,668)	(1,605,744)

Vehicles and equipment on operating leases, net	5,277,561	5,168,683

Disclosure of Future Lease Payments To Be Received For Vehicles And Equipments On Operating Leases
The following table presents future lease payments to be received for vehicles and equipments on operating leases:

	Yen in millions
	March 31,
	2022	2023
Within 1 year	932,882	885,757
Between 1 and 2 years	641,683	497,218
Between 2 and 3 years	280,646	216,227
Between 3 and 4 years	75,915	59,004
Between 4 and 5 years	21,772	21,022
Later than 5 years	9,801	10,484

Total future rentals	1,962,699	1,689,712